Deposits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Time Deposits, $100,000 or More	$ 59,060	$ 43,222
Interest Expense, Time Deposits, $100,000 or More	$ 389	$ 532	$ 601